Consolidated Statements Of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
REVENUES:
Rental revenues	$ 240,105	$ 216,627	$ 219,860
Institutional capital management and other fees	4,291	4,133	2,701
Total revenues	244,396	220,760	222,561
OPERATING EXPENSES:
Rental expenses	32,413	30,725	29,781
Real estate taxes	34,929	33,586	31,910
Real estate related depreciation and amortization	117,611	104,475	99,583
General and administrative	25,925	25,262	29,224
Impairment losses		4,100
Casualty gains	(33)
Total operating expenses	210,845	198,148	190,498
Operating income	33,551	22,612	32,063
OTHER INCOME AND EXPENSE:
Equity in income (loss) of unconsolidated joint ventures, net	(2,556)	(2,986)	2,698
Impairment losses from investments in unconsolidated joint ventures	(1,953)	(216)	(300)
Loss on business combinations		(395)	(10,325)
Interest expense	(63,785)	(56,474)	(52,260)
Interest and other income (expense)	(310)	356	1,916
Income tax expense and other taxes	(144)	(918)	(1,617)
Loss from continuing operations	(35,197)	(38,021)	(27,825)
Income (loss) from discontinued operations	6,354	(5,045)	6,111
Loss before gain on dispositions of real estate interests	(28,843)	(43,066)	(21,714)
Gain on dispositions of real estate interests		13	5
Consolidated net loss of DCT Industrial Trust Inc.	(28,843)	(43,053)	(21,709)
Net loss attributable to noncontrolling interests	3,593	5,223	3,124
Net loss attributable to common stockholders	(25,250)	(37,830)	(18,585)
Distributed and undistributed earnings allocated to participating securities	(443)	(480)	(436)
Adjusted net loss attributable to common stockholders	$ (25,693)	$ (38,310)	$ (19,021)
EARNINGS PER COMMON SHARE - BASIC AND DILUTED:
Loss from continuing operations	$ (0.13)	$ (0.16)	$ (0.13)
Income (loss) from discontinued operations	$ 0.02	$ (0.02)	$ 0.03
Net loss attributable to common stockholders	$ (0.11)	$ (0.18)	$ (0.10)
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING:
Basic and diluted	242,591	212,412	192,900